Disposition of Point Cattle (Details) - Schedule of net loss from discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations
Turnover		$ 4,572,153	$ 7,889,201
Operating expenses		(12,129,167)	(10,182,832)
Other income, net		680,951	186,547
Income tax expenses		(806,803)	461,171
Impairment of net assets	(3,734,498)
Net gain from discontinued operations	(100,185)
Net loss from discontinued operations	$ (3,834,683)	$ (7,682,866)	$ (1,645,913)